Goodwill and Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense [Line Items]
Impairment charg	$ 23	$ 32
Amortization of Intangible Assets	13	15	15
Customer Lists and Contracts
Amortization Expense [Line Items]
Impairment charg		$ 17